Condensed Consolidated Financial Statements - Balance Sheets (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013	Dec. 29, 2012
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		$ 262,644	$ 1,455,183	$ 640,697	$ 430,574
Restricted cash and cash equivalents		17,595	17,600
Accounts receivable, net		466,628	440,722
Broadcast rights		160,240	147,423
Income taxes receivable		42,838	4,931
Deferred income taxes		0	29,675
Prepaid expenses		63,337	26,300
Other Assets, Current		8,663	38,989
Total current assets		1,021,945	2,160,823
Property, plant and equipment		818,658	953,438
Accumulated depreciation		(160,801)	(102,841)
Net properties		657,857	850,597
Investments in subsidiaries		0	0
Broadcast rights		203,422	157,014
Goodwill		3,561,812	3,918,136	3,815,196
Other intangible assets, net		2,240,199	2,397,794
Assets held for sale	[1]	206,422	5,645
Investments		1,692,700	1,717,192
Intercompany receivables		0	0
Intercompany loan receivable		0	0
Other		174,178	189,254
Total other assets		8,078,733	8,385,035
Total Assets		9,758,535	11,396,455
Accounts payable		60,394	77,295
Debt due within one year		26,479	4,088
Income taxes payable		3,458	252,570
Employee compensation and benefits		87,976	80,270
Contracts payable for broadcast rights		236,676	178,685
Deferred revenue		44,721	34,352
Interest payable		33,828	12,238
Other		141,861	124,952
Total current liabilities		547,417	684,180
Long-term debt		3,452,544	3,490,897
Intercompany loan payable		0	0
Deferred income taxes		984,032	1,156,214
Contracts payable for broadcast rights		385,107	279,819
Contract intangible liability, net		13,772	34,425	193,730
Intercompany payables		0	0
Other		543,941	555,489
Total non-current liabilities		5,379,396	5,516,844
Total Liabilities		5,926,813	6,201,024
Common Stock		100	98
Treasury Stock		(400,153)	(67,814)
Additional paid-in-capital		4,619,618	4,591,470
Retained (deficit) earnings		(322,351)	718,218
Accumulated other comprehensive loss		(71,016)	(46,541)
Total Tribune Media Company shareholders’ equity (deficit)		3,826,198	5,195,431
Noncontrolling interests		5,524	0
Total shareholders’ equity (deficit)		3,831,722	5,195,431
Total Liabilities and Shareholders’ Equity (Deficit)		9,758,535	11,396,455
Consolidation, Eliminations [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		0	0	0	0
Restricted cash and cash equivalents		0	0
Accounts receivable, net		0	0
Broadcast rights		0	0
Income taxes receivable		0	(1,481)
Deferred income taxes			0
Prepaid expenses		0	0
Other Assets, Current		0	0
Total current assets		0	(1,481)
Property, plant and equipment		0	0
Accumulated depreciation		0	0
Net properties		0	0
Investments in subsidiaries		(10,479,353)	(10,600,716)
Broadcast rights		0	0
Goodwill		0	0
Other intangible assets, net		0	0
Assets held for sale		0	0
Investments		0	0
Intercompany receivables		(6,158,611)	(5,035,424)
Intercompany loan receivable		(27,000)	(27,000)
Other		(187,302)	(188,536)
Total other assets		(6,372,913)	(5,250,960)
Total Assets		(16,852,266)	(15,853,157)
Accounts payable		0	0
Debt due within one year		0	0
Income taxes payable		0	(1,481)
Contracts payable for broadcast rights		0	0
Deferred revenue		0	0
Interest payable		0	0
Other		0	0
Total current liabilities		0	(1,481)
Long-term debt		0	0
Intercompany loan payable		(27,000)	(27,000)
Deferred income taxes		(187,302)	(188,536)
Contracts payable for broadcast rights		0	0
Contract intangible liability, net		0	0
Intercompany payables		(6,158,611)	(5,035,424)
Other		0	0
Total non-current liabilities		(6,372,913)	(5,250,960)
Total Liabilities		(6,372,913)	(5,252,441)
Common Stock		0	0
Treasury Stock		0	0
Additional paid-in-capital		(9,817,885)	(9,719,881)
Retained (deficit) earnings		(678,351)	(883,499)
Accumulated other comprehensive loss		16,883	2,664
Total Tribune Media Company shareholders’ equity (deficit)		(10,479,353)
Noncontrolling interests		0
Total shareholders’ equity (deficit)		(10,479,353)	(10,600,716)
Total Liabilities and Shareholders’ Equity (Deficit)		(16,852,266)	(15,853,157)
Parent (Tribune Media Company) | Reportable Legal Entities [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		235,508	1,433,388	555,442	410,301
Restricted cash and cash equivalents		17,595	17,600
Accounts receivable, net		672	7,073
Broadcast rights		0	0
Income taxes receivable		0	0
Deferred income taxes			8,546
Prepaid expenses		16,747	15,593
Other Assets, Current		4,494	4,048
Total current assets		275,016	1,486,248
Property, plant and equipment		47,909	24,699
Accumulated depreciation		(10,607)	(3,636)
Net properties		37,302	21,063
Investments in subsidiaries		10,374,921	10,512,753
Broadcast rights		0	0
Goodwill		0	0
Other intangible assets, net		0	0
Assets held for sale		0	0
Investments		18,276	8,958
Intercompany receivables		1,560,781	979,345
Intercompany loan receivable		27,000	27,000
Other		239,046	261,229
Total other assets		1,845,103	1,276,532
Total Assets		12,532,342	13,296,596
Accounts payable		29,587	36,123
Debt due within one year		22,443	0
Income taxes payable		0	0
Contracts payable for broadcast rights		0	0
Deferred revenue		0	0
Interest payable		33,826	12,155
Other		44,615	47,288
Total current liabilities		130,471	95,566
Long-term debt		3,437,713	3,471,017
Intercompany loan payable		0	0
Deferred income taxes		0	0
Contracts payable for broadcast rights		0	0
Contract intangible liability, net		0	0
Intercompany payables		4,652,289	4,022,344
Other		485,671	512,238
Total non-current liabilities		8,575,673	8,005,599
Total Liabilities		8,706,144	8,101,165
Common Stock		100	98
Treasury Stock		(400,153)	(67,814)
Additional paid-in-capital		4,619,618	4,591,470
Retained (deficit) earnings		(322,351)	718,218
Accumulated other comprehensive loss		(71,016)	(46,541)
Total Tribune Media Company shareholders’ equity (deficit)		3,826,198
Noncontrolling interests		0
Total shareholders’ equity (deficit)		3,826,198	5,195,431
Total Liabilities and Shareholders’ Equity (Deficit)		12,532,342	13,296,596
Guarantor Subsidiaries | Reportable Legal Entities [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		13,054	12,204	71,788	2,789
Restricted cash and cash equivalents		0	0
Accounts receivable, net		452,722	426,574
Broadcast rights		157,538	144,619
Income taxes receivable		42,816	4,891
Deferred income taxes			21,096
Prepaid expenses		44,817	9,435
Other Assets, Current		3,818	34,869
Total current assets		714,765	653,688
Property, plant and equipment		662,094	830,942
Accumulated depreciation		(144,089)	(95,692)
Net properties		518,005	735,250
Investments in subsidiaries		104,432	87,963
Broadcast rights		203,376	156,949
Goodwill		3,508,718	3,889,609
Other intangible assets, net		2,091,010	2,270,955
Assets held for sale		206,422	5,645
Investments		1,659,029	1,695,289
Intercompany receivables		4,265,957	3,578,837
Intercompany loan receivable		0	0
Other		117,124	108,936
Total other assets		12,051,636	11,706,220
Total Assets		13,388,838	13,183,121
Accounts payable		24,153	39,680
Debt due within one year		0	54
Income taxes payable		2,700	254,051
Contracts payable for broadcast rights		233,660	172,133
Deferred revenue		39,654	30,442
Interest payable		0	0
Other		91,384	68,067
Total current liabilities		391,551	564,427
Long-term debt		0	0
Intercompany loan payable		27,000	27,000
Deferred income taxes		994,083	1,050,751
Contracts payable for broadcast rights		385,052	279,662
Contract intangible liability, net		13,772	34,425
Intercompany payables		1,397,981	887,352
Other		55,779	39,679
Total non-current liabilities		2,873,667	2,318,869
Total Liabilities		3,265,218	2,883,296
Common Stock		0	0
Treasury Stock		0	0
Additional paid-in-capital		9,529,071	9,504,260
Retained (deficit) earnings		600,853	797,819
Accumulated other comprehensive loss		(6,304)	(2,254)
Total Tribune Media Company shareholders’ equity (deficit)		10,123,620
Noncontrolling interests		0
Total shareholders’ equity (deficit)		10,123,620	10,299,825
Total Liabilities and Shareholders’ Equity (Deficit)		13,388,838	13,183,121
Non-Guarantor Subsidiaries | Reportable Legal Entities [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		14,082	9,591	$ 13,467	$ 17,484
Restricted cash and cash equivalents		0	0
Accounts receivable, net		13,234	7,075
Broadcast rights		2,702	2,804
Income taxes receivable		22	1,521
Deferred income taxes			33
Prepaid expenses		1,773	1,272
Other Assets, Current		351	72
Total current assets		32,164	22,368
Property, plant and equipment		108,655	97,797
Accumulated depreciation		(6,105)	(3,513)
Net properties		102,550	94,284
Investments in subsidiaries		0	0
Broadcast rights		46	65
Goodwill		53,094	28,527
Other intangible assets, net		149,189	126,839
Assets held for sale		0	0
Investments		15,395	12,945
Intercompany receivables		331,873	477,242
Intercompany loan receivable		0	0
Other		5,310	7,625
Total other assets		554,907	653,243
Total Assets		689,621	769,895
Accounts payable		6,654	1,492
Debt due within one year		4,036	4,034
Income taxes payable		758	0
Contracts payable for broadcast rights		3,016	6,552
Deferred revenue		5,067	3,910
Interest payable		2	83
Other		5,862	9,597
Total current liabilities		25,395	25,668
Long-term debt		14,831	19,880
Intercompany loan payable		0	0
Deferred income taxes		177,251	293,999
Contracts payable for broadcast rights		55	157
Contract intangible liability, net		0	0
Intercompany payables		108,341	125,728
Other		2,491	3,572
Total non-current liabilities		302,969	443,336
Total Liabilities		328,364	469,004
Common Stock		0	0
Treasury Stock		0	0
Additional paid-in-capital		288,814	215,621
Retained (deficit) earnings		77,498	85,680
Accumulated other comprehensive loss		(10,579)	(410)
Total Tribune Media Company shareholders’ equity (deficit)		355,733
Noncontrolling interests		5,524
Total shareholders’ equity (deficit)		361,257	300,891
Total Liabilities and Shareholders’ Equity (Deficit)		$ 689,621	$ 769,895

[1]	(6)See Note 7 for information regarding assets held for sale.